UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2009


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     ZS Crossover Management, L.L.C.

Address:  1133 Avenue of the Americas
          New York, New York 10036

13F File Number: 028-12895

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ned Sherwood
Title:    Member
Phone:    212-398-6200


Signature, Place and Date of Signing:


/s/   Ned Sherwood             New York, New York             August 14, 2009
----------------------      -------------------------      ---------------------
     [Signature]                  [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         1

Form 13F Information Table Value Total:     6,222
                                         (thousands)

List of Other Included Managers:

1)   028-12892      ZS Crossover II L.P.
2)   028-12887      ZS Crossover II GP, L.L.C.

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN  2      COLUMN 3      COLUMN 4        COLUMN 5        COLUMN 6    COL 7       COLUMN 8

                                                         VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS    CUSIP        (x1000)   PRN AMT   PRN CALL   DISCRETION   MNGRS  SOLE  SHARED   NONE
--------------            --------------   ---------     -------   -------   --- ----   ----------   -----  ----  ------   ----
CAPITAL SOUTHWEST CORP    COM              140501107    $ 6,222    86,000    SHS        SOLE          2     86,000





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